Supplement dated January 5, 2023

to the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus
dated May 1, 2022, as supplemented, for

C.M. Life Electrum SelectSM

Issued by C.M. Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Effective February 28, 2023, the following replaces the information in the fee table for the DFA VA Global Bond Portfolio in Appendix A of the above-referenced prospectus:

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Fixed Income	DFA VA Global Bond Portfolio (Institutional Class) Adviser: Dimensional Fund Advisors LP Sub-Advisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.19%	–1.04%	1.68%	1.90%

If you have questions about this supplement, or other product questions, you may contact your registered representative, visit us online at www.massmutual.com/contact-us, or call our Administrative Office at (800) 665-2654, 8 a.m.–5 p.m. Eastern Time.

For more information about the fund, read the fund prospectus. Prospectuses are available on our website at www.massmutual.com.

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